Consolidated Statement of Shareholders Members’ Equity (Unaudited) (Predecessor) - USD ($) $ in Thousands	Occidental Petroleum Member Units	Occidental Petroleum Additional Paid In Capital	Occidental Petroleum Accumulated Other Comprehensive Income	Occidental Petroleum Accumulated Deficit	Occidental Petroleum	BHES Bonus Shares Member Units	BHES Bonus Shares Additional Paid In Capital	BHES Bonus Shares Accumulated Other Comprehensive Income	BHES Bonus Shares Accumulated Deficit	BHES Bonus Shares	BHES In-Kind Shares Member Units	BHES In-Kind Shares Additional Paid In Capital	BHES In-Kind Shares Accumulated Other Comprehensive Income	BHES In-Kind Shares Accumulated Deficit	BHES In-Kind Shares	BHES Member Units	BHES Additional Paid In Capital	BHES Accumulated Other Comprehensive Income	BHES Accumulated Deficit	BHES	Constellation New Energy Member Units	Constellation New Energy Additional Paid In Capital	Constellation New Energy Accumulated Other Comprehensive Income	Constellation New Energy Accumulated Deficit	Constellation New Energy	Member Units	Additional Paid In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, members' equity at Dec. 31, 2021																										$ 227,960	$ 9,275	$ 20	$ (169,747)	$ 67,508
Common unit, outstanding, beginning balance (in Shares) at Dec. 31, 2021																										3,555,553
Ending balance, members' equity at Mar. 31, 2022																										$ 261,182	10,046	20	(181,094)	90,154
Common unit, outstanding, ending balance (in Shares) at Mar. 31, 2022																										3,715,532
Beginning balance, members' equity at Dec. 31, 2021																										$ 227,960	9,275	20	(169,747)	67,508
Common unit, outstanding, beginning balance (in Shares) at Dec. 31, 2021																										3,555,553
Issuance of shares to:
Issuance of RONI Class B Common Stock to Former NET Power, LLC Unitholders						$ 3,756	$ 725			$ 4,481	$ 130	$ 587			$ 717	$ 30,000				$ 30,000
Share issuances (in Shares)						17,799					617					142,180
(Less Equity Issuance Cost)																$ (534)				$ (534)
Vesting of Profits Interest																											5,695			5,695
Net Loss																													(25,114)	(25,114)
Ending balance, members' equity at Jun. 30, 2022																										$ 261,312	16,282	20	(194,861)	82,753
Common unit, outstanding, ending balance (in Shares) at Jun. 30, 2022																										3,716,149
Beginning balance, members' equity at Dec. 31, 2021																										$ 227,960	9,275	20	(169,747)	67,508
Common unit, outstanding, beginning balance (in Shares) at Dec. 31, 2021																										3,555,553
Ending balance, members' equity at Dec. 31, 2022																										$ 262,622	26,288	17	(224,525)	$ 64,402
Common unit, outstanding, ending balance (in Shares) at Dec. 31, 2022																										3,722,355				3,722,355
Beginning balance, members' equity at Mar. 31, 2022																										$ 261,182	10,046	20	(181,094)	$ 90,154
Common unit, outstanding, beginning balance (in Shares) at Mar. 31, 2022																										3,715,532
Issuance of shares to:
Issuance of RONI Class B Common Stock to Former NET Power, LLC Unitholders							2,688			2,688	$ 130	457			587
Share issuances (in Shares)											617
Vesting of Profits Interest																											3,091			3,091
Net Loss																													(13,767)	(13,767)
Ending balance, members' equity at Jun. 30, 2022																										$ 261,312	16,282	20	(194,861)	82,753
Common unit, outstanding, ending balance (in Shares) at Jun. 30, 2022																										3,716,149
Beginning balance, members' equity at Dec. 31, 2022																										$ 262,622	26,288	17	(224,525)	$ 64,402
Common unit, outstanding, beginning balance (in Shares) at Dec. 31, 2022																										3,722,355				3,722,355
Ending balance, members' equity at Mar. 31, 2023																										$ 274,988	31,340	17	(241,592)	$ 64,753
Common unit, outstanding, ending balance (in Shares) at Mar. 31, 2023																										3,763,224
Beginning balance, members' equity at Dec. 31, 2022																										$ 262,622	26,288	17	(224,525)	$ 64,402
Common unit, outstanding, beginning balance (in Shares) at Dec. 31, 2022																										3,722,355				3,722,355
Issuance of shares to:
Issuance of RONI Class B Common Stock to Former NET Power, LLC Unitholders	$ 11,859	$ 0			$ 11,859		4,690			4,690	$ 3,269	634			3,903						$ 9,181	$ 0			$ 9,181
Share issuances (in Shares)	37,152										15,491										28,764
Vesting of Profits Interest																											2,864			$ 2,864
Net Loss																													(34,176)	(34,176)
Ending balance, members' equity at Jun. 07, 2023																										$ 286,931	34,476	17	(258,701)	62,723
Common unit, outstanding, ending balance (in Shares) at Jun. 07, 2023																										3,803,762
Beginning balance, members' equity at Dec. 31, 2022																										$ 262,622	26,288	17	(224,525)	$ 64,402
Common unit, outstanding, beginning balance (in Shares) at Dec. 31, 2022																										3,722,355				3,722,355
Common unit, outstanding, ending balance (in Shares) at Jun. 30, 2023																														3,722,355
Beginning balance, members' equity at Mar. 31, 2023																										$ 274,988	31,340	17	(241,592)	$ 64,753
Common unit, outstanding, beginning balance (in Shares) at Mar. 31, 2023																										3,763,224
Issuance of shares to:
Issuance of RONI Class B Common Stock to Former NET Power, LLC Unitholders	$ 10,000				$ 10,000		$ 2,001			$ 2,001	$ 1,943	$ 16			$ 1,959												1,119			1,119
Share issuances (in Shares)	31,328										9,210
Net Loss																													(17,109)	(17,109)
Ending balance, members' equity at Jun. 07, 2023																										$ 286,931	$ 34,476	$ 17	$ (258,701)	62,723
Common unit, outstanding, ending balance (in Shares) at Jun. 07, 2023																										3,803,762
Issuance of shares to:
Net Loss																														$ (110,585)
Common unit, outstanding, ending balance (in Shares) at Jun. 30, 2023																														3,722,355